Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
Computers and office equipment	$187,008	$175,008
Vehicles	11,938	11,938
Leasehold improvements	6,113	6,113
Software	474,183	472,197
Machinery and equipment	838,800	838,800
Total	1,518,042	1,504,056

Less: accumulated depreciation	(732,804)	(477,763)
Equipment, net	$785,238	$1,026,293